Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment

DECEMBER 31	2012	2011	Estimated life
Land and land improvements	$119.3	$118.5	n/a to 15
Machinery and equipment	3,030.1	2,819.2	3-8
Buildings	764.3	739.0	20-40
Construction in progress	213.7	177.8	n/a

Property, plant and equipment	$4,127.4	$3,854.5

Less accumulated depreciation	(2,894.6)	(2,733.3)

Net of depreciation	$1,232.8	$1,121.2

Depreciation Expense
DEPRECIATION INCLUDED IN	2012	2011	2010
Cost of sales	$225.4	$221.0	$233.6
Selling, general and administrative expenses	8.2	8.7	8.7
Research, development and engineering expenses	19.4	20.0	21.4

Total	$253.0	$249.7	$263.7